Stradley Ronon Stevens & Young, LLP 100 Park Avenue Suite 2000 New York, NY 10017 Telephone 212.812.4124 Fax 646.682.7180 www.stradley.com

Jamie M. Gershkow

Partner

jgershkow@stradley.com

212.404.0654

1933 Act Rule 497(j)

1933 Act File No. 033-104218

1940 Act File No. 811-21328

May 3, 2022

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:                          SMA Relationship Trust (the “Trust”)

File Nos. 333-104218 and 811-21328

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 48/50, dated April 29, 2022, and filed electronically with the U.S. Securities and Exchange Commission on April 28, 2022.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or, in my absence, to Jana L. Cresswell, Esquire at (215) 564-8048.

/s/ Jamie M. Gershkow
Jamie M. Gershkow

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